Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 21,607,892	$ 5,162,991
Prepaid expenses	486,195	470,725
Other receivables	841,886	804,630
TOTAL CURRENT ASSETS	22,935,973	6,438,346
NON-CURRENT ASSETS
Exploration and evaluation assets	39,583,472	31,823,982
Property, plant and equipment	3,122,333	3,394,670
TOTAL NON-CURRENT ASSETS	42,705,805	35,218,652
TOTAL ASSETS	65,641,778	41,656,998
CURRENT LIABILITIES
Trade payables and accrued liabilities	3,394,649	4,025,716
Current portion of lease liability	1,270,218	1,365,697
Promissory note		7,070,959
TOTAL CURRENT LIABILITIES	4,664,867	12,462,372
NON-CURRENT LIABILITIES
Vehicle financing	129,746	164,644
Provision for leave and severance	341,807	177,941
Term loan	12,735,951
Lease liability	1,270,218	1,365,697
NSR option liability	2,750,000
Deferred share units liability	604,405	298,000
TOTAL NON-CURRENT LIABILITIES	17,832,127	2,006,282
TOTAL LIABILITIES	22,496,994	14,468,654
SHAREHOLDERS’ EQUITY
Share capital – common	111,426,156	91,144,268
Share capital – preferred	31,516	31,516
Reserve	18,987,978	15,257,140
Deficit	(83,731,348)	(78,092,605)
Foreign currency translation reserve	(3,569,518)	(1,151,975)
TOTAL SHAREHOLDERS’ EQUITY	43,144,784	27,188,344
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 65,641,778	$ 41,656,998